UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Onex Capital Management, L.P.
Address:  712 5th Avenue, 40th Floor
          New York, NY 10019

13F File Number: 028-12364

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Anthony Munk
Title:    President
Phone:    (212) 582-2211

Signature, Place and Date of Signing:


/s/ Anthony Munk                New York, NY               November 13, 2007
----------------------------    ------------------------   --------------------
             [Signature]             [City, State]            [Date]



Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[_] 13F NOTICE.
[_] 13F COMBINATION REPORT.


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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    8

Form 13F Information Table Value Total:    $60,054 (Thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


None


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

                                                      FORM 13F INFORMATION TABLE
COLUMN 1                      COLUMN 2 COLUMN 3   COLUMN 4          COLUMN 5      COLUMN 6    COLUMN 7             COLUMN 8
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                             TITLE OF                VALUE    SHRS OR  SH/  PUT/  INVESTMENT  OTHER            VOTING AUTHORITY
NAME OF ISSUER               CLASS     CUSIP      (x$1000)    PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE     SHARED      NONE
------------------------------------------------------------------------------------------------------------------------------------
AARON RENTS INC              COM       002535201     5,458    244,770  SH         SOLE                  SOLE
------------------------------------------------------------------------------------------------------------------------------------

ABX AIR INC                  COM       00080S101     5,269    744,228  SH         SOLE                  SOLE
------------------------------------------------------------------------------------------------------------------------------------

BUILDERS FIRSTSOURCE INC     COM       12008R107    11,436  1,060,837  SH         SOLE                  SOLE
------------------------------------------------------------------------------------------------------------------------------------

HELEN OF TROY CORP LTD       COM       G4388N106    12,729    659,216  SH         SOLE                  SOLE
------------------------------------------------------------------------------------------------------------------------------------

O CHARLEYS INC               COM       670823103     8,611    568,000  SH         SOLE                  SOLE
------------------------------------------------------------------------------------------------------------------------------------

PACIFIC SUNWEAR CALIF INC    COM       694873100     5,291    357,500  SH         SOLE                  SOLE
------------------------------------------------------------------------------------------------------------------------------------

PGT INC                      COM       69336V101     3,636    458,483  SH         SOLE                  SOLE
------------------------------------------------------------------------------------------------------------------------------------

PREMIERE GLOBAL SVCS INC     COM       740585104     7,624    602,670  SH         SOLE                  SOLE
------------------------------------------------------------------------------------------------------------------------------------